WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 153.5%
Alabama - 2.2%
Hoover, AL, IDA Revenue, United States Steel
Corp. Project, Series 2019	5.750%	10/1/49	$200,000	$230,590	(a)
Jefferson County, AL, Sewer Revenue:
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	760,000	851,495
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	1,300,000	1,465,694
Southeast Alabama Gas Supply District, Gas
Supply Revenue, Project #2, Series A	4.000%	6/1/24	850,000	891,050	(b)(c)

Total Alabama				3,438,829

Alaska - 0.8%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/39	245,000	294,915
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	300,000	344,560	(a)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/39	500,000	553,940

Total Alaska				1,193,415

Arizona - 2.9%
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	1,650,000	1,775,212	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	275,000	299,911	(d)
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	2,000,000	2,444,044

Total Arizona				4,519,167

California - 19.6%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	562,720
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	1.300%	4/1/24	2,500,000	2,534,780	(b)(c)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	500,000	572,042	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	500,000	569,017	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	1,000,000	1,018,694	(a)(d)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
California State, GO:
Various Purpose	5.000%	4/1/43	$3,000,000	$3,125,340
Various Purpose, Refunding	5.000%	9/1/41	1,000,000	1,266,017
California Statewide CDA, Community Improvement Authority Revenue:
Renaissance at City Center, Series A	5.000%	7/1/51	250,000	264,302
Senior Bonds, Pasadena	3.000%	12/1/56	250,000	211,589
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	500,000	606,066
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	1,000,000	1,170,057
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	190,000	192,212	(e)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	1,500,000	1,730,834	(a)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	1,500,000	1,729,822	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series A	5.000%	7/1/47	1,000,000	1,144,060
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	7.000%	11/1/34	2,490,000	3,554,531
Series C	6.500%	11/1/39	2,000,000	2,954,587
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	500,000	525,506	(b)(c)
Rancho Cucamonga, CA, RDA, Rancho Redevelopment Project Area, AGM	5.000%	9/1/30	750,000	817,439
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	500,000	516,828
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	750,000	898,291
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	300,000	356,175
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,000,000	1,126,419
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	250,000	277,406	(f)

See Notes to Schedule of Investments.

2	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	$300,000	$347,478
Tulare, CA, Sewer Revenue, Refunding, AGM	5.000%	11/15/41	2,000,000	2,230,503

Total California				30,302,715

Colorado - 4.7%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	515,679
Colliers Hill Metropolitan District #2, CO, GO, Senior Bonds, Series A	6.250%	12/1/37	750,000	801,416	(e)
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-1	4.000%	8/1/44	600,000	650,584
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	219,716
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	3,500,000	5,045,831

Total Colorado				7,233,226

Connecticut - 1.9%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	587,039
Connecticut State, GO:
Series A	4.000%	4/15/37	500,000	564,362
Series E	5.000%	10/15/34	270,000	309,096
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	250,000	279,009	(d)
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,174,150

Total Connecticut				2,913,656

Delaware - 0.4%
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	573,742

District of Columbia - 0.6%
District of Columbia Revenue, KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	800,000	909,837

Florida - 7.1%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	350,000	397,883	(a)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Series A	5.000%	10/1/45	$1,000,000	$1,104,558	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	160,000	176,160	(d)
Florida State Mid-Bay Bridge Authority Revenue, First Senior Lien, Series A, Refunding	5.000%	10/1/40	740,000	810,100
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/42	500,000	568,918	(a)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series A	5.000%	10/1/47	250,000	300,780	(a)(f)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/41	3,000,000	3,408,609
Series A, Refunding	5.000%	10/1/49	500,000	576,416	(a)
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/24	1,250,000	1,349,648
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	250,000	271,079
Palm Beach County, FL, Health Facilities Authority Revenue:
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	150,000	148,009	(f)
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B-1	3.000%	6/1/27	500,000	499,023
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	250,000	293,205
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	1,000,000	1,151,806

Total Florida				11,056,194

Georgia - 1.0%
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3 & 4 Project, Series A	5.000%	1/1/56	295,000	339,856
Project One, Series A	5.000%	1/1/50	250,000	297,022
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	650,000	746,706
Series C	4.000%	9/1/26	150,000	162,955	(b)(c)

Total Georgia				1,546,539

See Notes to Schedule of Investments.

4	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Guam - 0.2%
Government of Guam, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	$290,000	$310,719

Illinois - 19.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	500,000	559,908
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/47	1,250,000	1,429,189
Dedicated, Series G, Refunding	5.000%	12/1/44	330,000	366,129
Series D	5.000%	12/1/46	2,000,000	2,238,707
Chicago, IL, GO:
Series A, Refunding	5.000%	1/1/28	750,000	853,790
Series A, Refunding	6.000%	1/1/38	500,000	579,951
Series C, Refunding	5.000%	1/1/25	1,000,000	1,087,000
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	250,000	279,358
Senior Lien, Series D	5.000%	1/1/47	500,000	568,775
Senior Lien, Series D	5.000%	1/1/52	500,000	567,947
Series C	5.000%	1/1/35	2,200,000	2,383,522	(a)
TrIPS Obligated Group	5.000%	7/1/48	200,000	230,595	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	250,000	282,200
Second Lien, Series A, Refunding	4.000%	12/1/55	600,000	654,985
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	855,437
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	865,002
Second Lien Project	5.000%	11/1/39	500,000	540,626
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/40	500,000	560,315
Illinois State Finance Authority Revenue, Northshore University Health System, Refunding	4.000%	8/15/40	500,000	568,991
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	297,694
Illinois State Toll Highway Authority Revenue, Senior Series A, Refunding	5.000%	12/1/31	1,500,000	1,685,257

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Illinois State, GO:
Series 2016	5.000%	1/1/33	$500,000	$552,309
Series 2016	5.000%	11/1/33	650,000	727,479
Series 2016, Refunding	5.000%	2/1/29	440,000	495,469
Series A	5.000%	5/1/36	250,000	282,409
Series A	5.000%	3/1/37	750,000	882,686
Series A	5.000%	5/1/39	600,000	675,468
Series A	5.000%	3/1/46	500,000	578,431
Series A, Refunding	5.000%	10/1/29	1,300,000	1,514,495
Series D	5.000%	11/1/27	400,000	460,031
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	750,000	797,291	(f)
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,000,000	1,113,097
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,500,000	1,696,518
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	1,300,000	1,586,967
University of Illinois, COP, Series C, Refunding	5.000%	3/15/24	1,000,000	1,076,078

Total Illinois				29,894,106

Indiana - 0.9%
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	300,000	332,604
Indianapolis, IN, Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A	5.000%	2/1/54	850,000	997,001

Total Indiana				1,329,605

Iowa - 0.3%
Iowa State Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	250,000	267,545
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	250,000	265,890

Total Iowa				533,435

Kentucky - 1.0%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	1,500,000	1,622,060	(b)(c)

See Notes to Schedule of Investments.

6	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 2.4%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	$500,000	$570,957	(a)
Shreveport, LA, Water & Sewer Revenue, Refunding, AGM	5.000%	12/1/34	2,080,000	2,338,379
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	350,000	351,148	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	500,000	505,242	(b)(c)

Total Louisiana				3,765,726

Maryland - 0.6%
Maryland State EDC, Senior Student Housing Revenue, Morgan State University Project	4.000%	7/1/40	500,000	540,841
Maryland State Stadium Authority Built to Learn Revenue, Series A	4.000%	6/1/47	350,000	385,535	(f)

Total Maryland				926,376

Massachusetts - 3.7%
Massachusetts State Clean Water Trust, Unrefunded Balance, MWRA Project, Subordinated, Series A	5.750%	8/1/29	355,000	356,506
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	1,000,000	1,201,182
Massachusetts State DFA Revenue:
International Charter School	5.000%	4/15/40	1,875,000	2,024,037
UMass Boston Student Housing Project	5.000%	10/1/48	200,000	220,142
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	289,768
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	4.000%	7/1/44	400,000	430,345	(a)
Series A, Refunding	5.000%	7/1/36	500,000	594,785	(a)
Series E	5.000%	7/1/46	500,000	600,622	(a)

Total Massachusetts				5,717,387

Michigan - 2.4%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	300,000	321,841
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	1,300,000	1,463,368
Senior Lien, Series C, Refunding	5.000%	7/1/35	150,000	171,466

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	$250,000	$265,126
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	380,000	385,546	(e)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	370,000	400,206
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	150,000	161,699
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	100,000	113,798
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	400,000	451,126	(a)

Total Michigan				3,734,176

Missouri - 0.3%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	150,000	162,416
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	350,000	382,168

Total Missouri				544,584

New Jersey - 18.3%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/27	240,000	258,578
New Jersey State EDA Revenue:
Cigarette Tax, Refunding	5.000%	6/15/29	500,000	506,306	(e)
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,065,264	(a)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	517,699
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.800%	3/1/28	2,500,000	2,524,368	(c)
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	2,049,217	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	175,000	197,556	(a)
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,365,696

See Notes to Schedule of Investments.

8	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	$100,000	$116,119
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	300,000	341,043
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/37	4,000,000	4,767,355	(f)
Transportation Program, Series AA	5.000%	6/15/38	6,000,000	6,073,921
Transportation Program, Series AA	5.000%	6/15/40	2,405,000	2,812,449
Transportation System, Series A, Refunding	5.000%	12/15/27	200,000	232,466
Transportation System, Series A, Refunding	5.000%	12/15/28	1,050,000	1,235,869
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/29	1,750,000	2,117,659
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	200,000	228,142

Total New Jersey				28,409,707

New York - 20.5%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/32	750,000	915,089
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	500,000	572,921
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	150,000	164,659
Green Bonds, Series D-1	5.000%	11/15/43	250,000	293,098
Green Bonds, Series D-3	4.000%	11/15/49	250,000	268,056
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	303,021
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	538,877
Series A-2	5.000%	5/15/30	500,000	599,146	(b)(c)
Series B, Refunding	5.000%	11/15/37	250,000	280,019
New York City, NY, GO, Series F-1	4.000%	3/1/47	1,250,000	1,390,853
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	400,000	436,907
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	1,300,000	1,455,905

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York City, NY, TFA Future Tax Secured Revenue, Series C-1	4.000%	5/1/43	$3,100,000	$3,472,543
New York State Dormitory Authority Revenue, Non-State Supported Debt:
New School University, Series A	5.000%	7/1/35	140,000	156,418	(e)
New School University, Series A	5.000%	7/1/35	1,900,000	2,094,169
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	850,000	1,009,189
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/35	1,000,000	1,189,809
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	750,000	833,486
Bidding Group 4, Series A, Refunding	5.000%	3/15/46	1,000,000	1,197,357
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	490,000	522,070	(d)
7 World Trade Center Project, Class 2, Refunding	3.250%	9/15/52	1,200,000	1,181,335	(f)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	1,000,000	1,083,695
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	570,718	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	650,000	734,293	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	267,992	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	2,550,000	2,715,934	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	100,000	106,722	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	250,000	266,271	(a)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/38	500,000	585,916

See Notes to Schedule of Investments.

10	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/50	$1,000,000	$1,082,606	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	250,000	294,472
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	800,000	967,900
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	500,000	609,450
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	750,000	829,954
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	1,500,000	1,808,325
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/56	750,000	911,405

Total New York				31,710,580

North Carolina - 1.1%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	500,000	590,497
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	250,000	277,471
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	750,000	827,190

Total North Carolina				1,695,158

Ohio - 3.8%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,125,000	1,225,568
Northeast, OH, Regional Sewer District, Waste Water Improvement Revenue, Series 2013	5.000%	11/15/43	4,040,000	4,234,509	(e)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	450,000	464,309	(a)(b)(c)

Total Ohio				5,924,386

Oklahoma - 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	99,820	249	*(g)

Oregon - 2.2%
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	1,000,000	729,307
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	600,000	672,828

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - continued
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	$250,000	$282,527	(a)
Portland International Airport, Series 28, Refunding	5.000%	7/1/52	1,000,000	1,210,961	(a)
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Series A, Refunding	5.000%	11/15/46	475,000	503,846

Total Oregon				3,399,469

Pennsylvania - 7.3%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	500,000	557,178
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	250,000	293,141
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/29	125,000	137,461	(e)
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/29	290,000	318,909	(e)
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/29	335,000	362,225
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	250,000	279,318	(e)
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/51	750,000	883,925
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	350,000	351,026	(a)(b)(c)
Pennsylvania State Turnpike Commission Revenue:
Series B, Refunding	5.000%	12/1/46	500,000	606,243
Subordinated, Series B	5.000%	12/1/50	1,000,000	1,199,487
Philadelphia, PA, Airport Revenue, Series A, Refunding	5.000%	6/15/35	2,000,000	2,183,744	(a)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project	5.000%	6/15/40	500,000	553,257

See Notes to Schedule of Investments.

12	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania — continued
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	$500,000	$589,629
Lease Revenue, Refunding	5.000%	10/1/30	350,000	429,565
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	296,619
Philadelphia, PA, GO, Series B	5.000%	2/1/38	250,000	299,843
School District Philadelphia, PA, GO, Series A, State Aid Withholding	5.000%	9/1/32	1,000,000	1,114,988
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	200,000	229,559
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	500,000	572,914

Total Pennsylvania				11,259,031

Puerto Rico — 5.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	566,900	(d)
Series B, Refunding	5.000%	7/1/33	500,000	599,488	(d)
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	375,000	342,188	*(g)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	670,000	690,937	*(g)
Series A	5.050%	7/1/42	100,000	103,125	*(g)
Series XX	5.250%	7/1/40	1,075,000	1,113,969	*(g)
Series ZZ, Refunding	5.250%	7/1/18	300,000	310,125	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	280,000	248,212
CAB, Restructured, Series A-1	0.000%	7/1/46	310,000	100,707
CAB, Restructured, Series A-1	0.000%	7/1/51	2,000,000	470,774
Restructured, Series A-1	4.550%	7/1/40	70,000	77,547
Restructured, Series A-1	5.000%	7/1/58	1,100,000	1,233,597
Restructured, Series A-2	4.329%	7/1/40	1,610,000	1,763,005
Restructured, Series A-2A	4.550%	7/1/40	1,050,000	1,163,210

Total Puerto Rico				8,783,784

South Carolina — 0.4%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	500,000	580,800	(a)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	$200,000	$230,558

Tennessee — 1.3%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	350,000	407,612
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,500,000	1,610,776	(b)(c)

Total Tennessee				2,018,388

Texas — 10.1%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	250,000	290,449
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	350,000	405,626
Central Texas Regional Mobility Authority Revenue:
Senior Lien, Series B	4.000%	1/1/51	250,000	272,265
Senior Lien, Series E	4.000%	1/1/50	750,000	813,870
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	600,000	708,749	(a)
Corpus Christi, TX, Utility System Revenue, Junior Lien, Series A	5.000%	7/15/31	2,905,000	3,234,049
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, Series A, B and C (0.000% to 10/1/23 then 5.500%)	0.000%	10/1/36	2,000,000	2,268,725
Houston, TX, Airport System Revenue:
Series B-1	5.000%	7/15/30	1,000,000	1,071,983	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	600,000	620,525	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	750,000	827,178	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	40,000	45,282	(a)
Series 2017	5.000%	11/1/36	40,000	45,294	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Sanctuary LTC Project, Series A	5.500%	1/1/57	600,000	583,637

See Notes to Schedule of Investments.

14	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas — continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Revenue, Collegiate Housing-Tarleton State University Project	5.000%	4/1/35	$800,000	$888,647	(e)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/51	300,000	305,984
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	250,000	279,888
Series B, Refunding	5.000%	1/1/40	600,000	619,643
Series B, Refunding	5.000%	1/1/45	600,000	652,822
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/42	750,000	856,886
Tarrant County, TX, Cultural Education Facilities
Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	170,000	187,571
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	460,000	503,119	(a)
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	150,000	82,995	*(d)(g)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	50,000	17,500	*(g)

Total Texas				15,582,687

U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	235,000	235,603
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	395,000	396,004
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	200,000	201,767

Total U.S. Virgin Islands				833,374

Utah — 0.5%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	272,710

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah — continued
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/42	$300,000	$325,618
Series 2021	4.000%	10/15/36	100,000	110,517

Total Utah				708,845

Virginia — 2.6%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	250,000	307,437
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	300,000	334,397	(a)
Series B, Refunding	5.000%	7/1/45	500,000	553,619	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	550,000	607,576
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	250,000	293,494
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/36	1,250,000	1,511,251	(a)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	350,000	421,203	(a)(f)

Total Virginia				4,028,977

Washington — 3.1%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	250,000	273,417	(a)
Series 2019	5.000%	4/1/44	500,000	587,893	(a)
Series A, Refunding	5.000%	8/1/25	2,395,000	2,436,343
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	300,000	334,866	(b)(c)
Seattle Cancer Care Alliance	4.000%	12/1/40	500,000	561,010
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	500,000	597,196

Total Washington				4,790,725

West Virginia — 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	400,000	482,655	(b)(c)

Wisconsin — 3.4%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	500,000	575,825

See Notes to Schedule of Investments.

16	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin — continued
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	$4,000,000	$4,046,825	(a)
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	200,000	229,649
Public Finance Authority, WI, Student Housing Revenue, University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	410,000	426,514	(d)

Total Wisconsin				5,278,813

TOTAL MUNICIPAL BONDS (COST — $225,305,823)				237,783,680

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (i) —1.8%
New York — 1.8%
New York State Urban Development Corp.
Revenue, State Personal Income Tax Revenue
Bonds, Bidding Group 3, Series E, Refunding
(Cost — $2,886,393)	4.000%	3/15/41	2,475,000	2,766,852

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (COST — $228,192,216)				240,550,532

SHORT-TERM INVESTMENTS — 5.1%
MUNICIPAL BONDS — 5.0%
Florida — 2.5%
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, LOC - TD Bank N.A.	0.190%	10/1/26	3,900,000	3,900,000	(j)(k)

Mississippi — 0.9%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	0.080%	12/1/30	405,000	405,000	(j)(k)
Chevron USA Inc. Project, Series E	0.080%	12/1/30	200,000	200,000	(j)(k)
Chevron USA Inc. Project, Series F	0.080%	12/1/30	655,000	655,000	(j)(k)
Chevron USA Inc. Project, Series I	0.080%	11/1/35	100,000	100,000	(j)(k)

Total Mississippi				1,360,000

New Jersey — 0.7%
New Jersey State Health Care Facilities Financing Authority Revenue:
Meridian Health System Obligated Group Issue, Series A, LOC - TD Bank N.A.	0.190%	7/1/33	900,000	900,000	(j)(k)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	0.170%	7/1/43	100,000	100,000	(j)(k)

Total New Jersey				1,000,000

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	17

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York — 0.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.070%	6/15/33	$100,000	$100,000	(j)(k)
New York City, NY, TFA Revenue Future Tax Secured, Subseries D-3, SPA - Mizuho Bank Ltd.	0.110%	2/1/44	250,000	250,000	(j)(k)

Total New York				350,000

Pennsylvania — 0.7%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series A, LOC - TD Bank N.A.	0.190%	5/1/55	1,100,000	1,100,000	(j)(k)

TOTAL MUNICIPAL BONDS (COST — $7,710,000)				7,710,000

			SHARES
Money Market Funds — 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $92,993)	0.010%		92,993	92,993	(l)

TOTAL SHORT-TERM INVESTMENTS (COST — $7,802,993)				7,802,993

TOTAL INVESTMENTS — 160.4% (COST — $235,995,209)				248,353,525

Auction Rate Cumulative Preferred Stock, at Liquidation Value — (11.9)%				(18,350,000)
Variable Rate Demand Preferred Stock, at Liquidation Value — (42.9)%				(66,500,000)
TOB Floating Rate Notes — (1.2)%				(1,855,000)
Other Liabilities in Excess of Other Assets — (4.4)%				(6,785,396)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS — 100.0%				$154,863,129

See Notes to Schedule of Investments.

18	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on this security is currently in default as of February 28, 2022.

(h)	The maturity principal is currently in default as of February 28, 2022.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2022, the total market value of investments in Affiliated Companies was $92,993 and the cost was $92,993 (Note 2).

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report	19

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
MWRA	— Massachusetts Water Resources Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset Municipal Partners Fund Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax-exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

Under normal market conditions, the Fund pursues its objectives by investing substantially all of its assets in a diversified portfolio of tax-exempt securities. As a matter of fundamental policy which cannot be changed without shareholder approval, under normal market conditions at least 80% of the Fund’s net assets will be invested in tax-exempt securities. The Fund invests primarily in tax-exempt securities that are rated “investment grade” at the time of purchase by at least one rating agency and that the subadviser believes do not involve undue risk to income or principal or, if unrated, determined to be of comparable credit quality by the subadviser, but the Fund may invest up to 20% of its net assets in securities rated below “investment grade” (commonly known as “high yield” or “junk” bonds) at the time of purchase. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of pre-refunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly

21

Notes to Schedule of Investments (unaudited) (cont’d)

affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$237,783,680	—	$237,783,680
Municipal Bonds Deposited in Tender Option Bond Trust	—	2,766,852	—	2,766,852

Total Long-Term Investments	—	240,550,532	—	240,550,532

Short-Term Investments†:
Municipal Bonds	—	7,710,000	—	7,710,000
Money Market Funds	$92,993	—	—	92,993

Total Short-Term Investments	92,993	7,710,000	—	7,802,993

Total Investments	$92,993	$248,260,532	—	$248,353,525

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

23

Notes to Schedule of Investments (unaudited) (cont’d)

all or some portion of the period ended February 28, 2022. The following transactions were effected in such company for the period ended February 28, 2022.

	Affiliate Value at November 30, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$82,419	$1,358,471	1,358,471	$1,347,897	1,347,897

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$2	—	$92,993

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